Virtus Foreign Opportunities Fund, Virtus Global Opportunities Fund and

Virtus Greater European Opportunities Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 10, 2016 to the Summary and

Statutory Prospectuses dated January 28, 2016, as supplemented

Important Notice to Investors

The following changes are effective June 1, 2016.

The disclosure under “Portfolio Management” in Virtus Foreign Opportunities Fund’s summary prospectus and in the summary section of Virtus Foreign Opportunities Fund’s statutory prospectus is hereby revised to read:

> Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, is Lead Portfolio Manager of the fund. Mr. Benkendorf has served as Lead Portfolio Manager of the fund since March 2016.

> Daniel Kranson, CFA, a Director and Portfolio Manager at Vontobel, is Deputy Portfolio Manager of the fund. Mr. Kranson has served as Deputy Portfolio Manager of the fund since June 2016.

> David Souccar, a Director and Portfolio Manager at Vontobel, is Deputy Portfolio Manager of the fund. Mr. Kranson has served as Deputy Portfolio Manager of the fund since June 2016.

The disclosure under “Portfolio Management” in Virtus Global Opportunities Fund’s summary prospectus and in the summary section of Virtus Global Opportunities Fund’s statutory prospectus is hereby revised to read:

> Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, is Lead Portfolio Manager of the fund. Mr. Benkendorf has served as Lead Portfolio Manager of the fund since March 2016, and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (2009 through 2014).

> Ramiz Chelat, a Director and Portfolio Manager at Vontobel, is Deputy Portfolio Manager of the fund. Mr. Chelat has served as Deputy Portfolio Manager of the fund since June 2016.

The table under “Vontobel” on page 188 of the funds’ statutory prospectus is hereby replaced with the following:

Vontobel
Virtus Foreign Opportunities Fund	Matthew Benkendorf (since March 2016) Daniel Kranson, CFA (since June 2016) David Souccar (since June 2016)
Virtus Global Opportunities Fund	Matthew Benkendorf (since 2009) Ramiz Chelat (since June 2016)
Virtus Greater European Opportunities Fund	Daniel Kranson, CFA (since March 2013)

The narrative under the referenced table is hereby revised to read:

Matthew Benkendorf. Mr. Benkendorf is Chief Investment Officer of Vontobel. He serves as Lead Portfolio Manager of the Foreign Opportunities Fund (since March 2016) and the Global Opportunities Fund (since March 2016) and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (2009 through 2014) of the Global Opportunities Fund. Previously at Vontobel he served as a Managing Director (April 2013 to March 2016); Executive Director (April 2012 to April 2013); Director (July 2009 to April 2012); Vice President (2007 to 2009); Assistant Vice President (2005 to 2007); and Senior Research Analyst (2002 to 2005). Mr. Benkendorf joined Vontobel in 1999 as a Portfolio Administrator.

Ramiz Chelat. Mr. Chelat is a Director and Portfolio Manager of Vontobel. He serves as Deputy Portfolio Manager of the Global Opportunities Fund (since June 2016). Mr. Chelat also serves as deputy portfolio manager of the Vontobel Global Equity Strategy (since June 2016). Mr. Chelat joined Vontobel in 2007 as a senior research analyst and continues to maintain his research responsibilities, with a primary focus on the consumer discretionary, consumer staples and information technology sectors. He began his financial career in 1997.

Daniel Kranson, CFA. Mr. Kranson is a Portfolio Manager of Vontobel. He serves as Portfolio Manager of the Greater European Opportunities Fund (since March 2016) and previously served as Deputy Portfolio Manager (January 2015 to March 2016) and Co-Portfolio Manager (March 2013 through 2014) of the Greater European Opportunities Fund. Mr. Kranson joined Vontobel in 2007 as a senior research analyst and continues to maintain his research responsibilities, with a primary focus on the consumer staples sector. He began his financial career in 1999.

David Souccar. Mr. Souccar is Director and Portfolio Manager at Vontobel. He serves as Deputy Portfolio Manager of the Foreign Opportunities Fund (since June 2016). Mr. Souccar also serves as deputy portfolio manager of the Vontobel International Equity Strategy (since June 2016). Mr. Souccar joined Vontobel in 2007 as a senior research analyst and continues to maintain his research responsibilities, with a focus on the energy, industrials and utilities sectors. He began his financial career in 1996.

Investors should retain this supplement with the

Prospectuses and SAI for future reference.

VOT 8020 Vontobel PMs (5/2016)

Virtus Foreign Opportunities Fund, Virtus Global Opportunities Fund and

Virtus Greater European Opportunities Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 10, 2016 to the

Statement of Additional Information (“SAI”) dated January 28, 2016, as supplemented

Important Notice to Investors

The following changes are effective June 1, 2016.

The disclosure in the table under “Portfolio Managers” beginning on page 98 of the SAI is hereby amended by adding Daniel Kranson and David Souccar as Portfolio Managers of the Foreign Opportunities Fund, and Ramiz Chelat as Portfolio Manager of the Global Opportunities Fund.

Under “Other Accounts Managed (No Performance-Based Fees)” in the section “Portfolio Managers” beginning on page 99 of the SAI, new rows showing the following information for Mr. Chelat and Mr. Souccar and an associated footnote are added to the table:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ramiz Chelat*	2	$194,163,847	11	$4,587,981,522	22	$4,023,219,590
David Souccar*	5	$2,428,938,993	9	$3,367,844,450	5	$933,071,961

*As of March 31, 2016.

Under “Other Accounts Managed (With Performance-Based Fees)” in the section “Portfolio Managers” beginning on page 100 of the SAI, new rows showing the following information for Mr. Chelat and Mr. Souccar and an associated footnote are added to the table:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ramiz Chelat*	N/A	N/A	1	$291,202,908	N/A	N/A
David Souccar*	N/A	N/A	N/A	N/A	N/A	N/A

*As of March 31, 2016.

Under “Portfolio Manager Fund Ownership” in the section “Portfolio Managers” beginning on page 103 of the SAI, new rows showing the following information for Mr. Chelat and Mr. Souccar and an associated footnote are added to the table:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
Ramiz Chelat*	Global Opportunities Fund	None
David Souccar*	Foreign Opportunities Fund	None

*As of March 31, 2016.

Under “Portfolio Manager Fund Ownership” in the section “Portfolio Managers” beginning on page 103 of the SAI, Mr. Kranson’s information in the table is hereby updated with the following and by adding an associated footnote:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
Daniel Kranson*	Foreign Opportunities Fund	None
	Greater European Opportunities Fund	$10,001 - $50,000

*As of March 31, 2016.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B SAI/VontobelPMs (5/16)